CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 81,179	$ 11,770	¥ 38,251
Restricted cash	6,327	917	5,867
Accounts receivable, net	15,276	2,215	24,483
Prepaid expenses and other current assets, net	46,891	6,799	42,859
Current assets of discontinued operations			372,498
Total current assets	149,673	21,701	483,958
Non-current assets:
Long term investments	30,148	4,371	30,148
Operating lease right-of-use asset			3,400
Long term deposits and other non-current assets	174	25	174
Non-current assets of discontinued operations			518,816
Total non-current assets	30,322	4,396	552,538
TOTAL ASSETS	179,995	26,097	1,036,496
Current liabilities:
Accounts payable	251,941	36,528	262,619
Accrued employee benefits	23,678	3,433	26,064
Accrued expenses and other current liabilities	67,757	9,824	69,363
Income tax payable	34,324	4,977	25,935
Current portion of operating lease liability			2,565
Current liabilities of discontinued operations			1,294,099
Total current liabilities	377,700	54,762	1,680,645
Non-current liabilities:
Non-current portion of operating lease liability			905
Deferred government grant	14,350	2,081	14,350
Non-current liabilities of discontinued operations			31,139
Total non-current liabilities	14,350	2,081	46,394
Total liabilities	392,050	56,843	1,727,039
Commitments and contingencies
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 436,816,529 and 436,816,529 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	338	44	338
Additional paid-in capital	1,581,771	229,335	1,581,771
Treasury stock	(15,332)	(2,223)	(15,332)
Statutory reserves	1,326	192	1,326
Accumulated deficit	(1,784,129)	(258,674)	(2,239,219)
Accumulated other comprehensive (loss)/income	3,971	580	(14,273)
Total ChinaCache International Holdings Ltd. shareholders' deficit	(212,055)	(30,746)	(685,389)
Noncontrolling interest			(5,154)
Total shareholder's deficit	(212,055)	(30,746)	(690,543)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	¥ 179,995	$ 26,097	¥ 1,036,496